Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment based on:		Net Income (Loss) (in thousands)
Year					TSR (4)	Peer Group TSR (5)

2022	$7,705,953	$(770,559)	$2,443,329	$38,234	$75.72	$111.27	$(55,181)
2021	$5,370,295	$317,342	$2,126,860	$668,412	$116.66	$124.89	$82,631
2020	$4,480,925	$6,725,617	$1,263,427	$1,881,821	$126.87	$125.69	$(69,333)

Named Executive Officers, Footnote [Text Block]	For 2022, 2021 and 2020 our PEO was Bassil Dahiyat.For 2022, 2021 and 2020 our non-PEO NEOs were John Desjarlais, John Kuch, Celia Eckert and Allen Yang.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR is Nasdaq Biotechnology Index ("NBI") TSR.
PEO Total Compensation Amount	$ 7,705,953	$ 5,370,295	$ 4,480,925
PEO Actually Paid Compensation Amount	$ (770,559)	317,342	6,725,617
Adjustment To PEO Compensation, Footnote [Text Block]	The following is a summary of the adjustments made to PEO compensation as reported in the SCT to determine PEO CAP. Certain numbers in this table may not foot due to rounding.

Adjustment to Determine Compensation Actually Paid to PEO
	2022	2021	2020

Total compensation from SCT	$7,705,953	$5,370,295	$4,480,925
Deduction for amounts reported under stock awards in SCT	$(1,493,825)	$(945,957)	$(761,969)
Deduction for amounts reported under option awards in SCT	$(5,132,880)	$(3,340,406)	$(2,747,024)
Increase in fair value of awards granted during year that remain outstanding and unvested at year-end	$5,494,582	$3,919,886	$5,112,040
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested at year-end	$(9,542,659)	$(8,820,396)	$(2,967,404)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year	$2,198,270	$4,133,920	$3,609,049
Compensation actually paid	$(770,559)	$317,342	$6,725,617

Non-PEO NEO Average Total Compensation Amount	$ 2,443,329	2,126,860	1,263,427
Non-PEO NEO Average Compensation Actually Paid Amount	$ 38,234	668,412	1,881,821
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following is a summary of the adjustments made to average non-PEO NEO compensation as reported in the SCT to determine average non-PEO NEO CAP. Certain numbers in the following table may not foot due to rounding.

Adjustment to Determine Average Compensation Actually Paid to Non-PEO NEOs
	2022	2021	2020

Average total compensation reported in SCT	$2,443,329	$2,126,860	$1,263,427
Deduction for amounts reported under stock awards in SCT	$(841,521)	$(341,055)	$(153,403)
Deduction for amounts reported under option awards in SCT	$(913,887)	$(1,105,273)	$(491,362)
Increase in fair value of awards granted during the year that remain outstanding and unvested at year-end	$1,472,114	$1,317,808	$959,195
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior year that were outstanding and unvested at year-end	$(2,853,851)	$(2,368,999)	$(692,745)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior year that vested during the year	$732,050	$1,039,071	$996,709
Compensation actually paid	$38,234	$668,412	$1,881,821

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid ("CAP") to our PEO, the average CAP to our non-PEO NEOs, and the Company's Total Shareholder Return ("TSR") over the three most recently completed fiscal years.

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our non-PEO NEOs, and the Company's peer's TSR over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 75.72	116.66	126.87
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (55,181,000)	82,631,000	(69,333,000)
PEO Name	Bassil Dahiyat
Additional 402(v) Disclosure [Text Block]	Total Shareholder Return ("TSR").
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,493,825)	(945,957)	(761,969)
PEO [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,132,880)	(3,340,406)	(2,747,024)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,494,582	3,919,886	5,112,040
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,542,659)	(8,820,396)	(2,967,404)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,198,270	4,133,920	3,609,049
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(841,521)	(341,055)	(153,403)
Non-PEO NEO [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(913,887)	(1,105,273)	(491,362)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,472,114	1,317,808	959,195
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,853,851)	(2,368,999)	(692,745)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 732,050	$ 1,039,071	$ 996,709